UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07605

T. Rowe Price Mid-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Mid-Cap Value Fund	March 31, 2017

T. Rowe Price Mid-Cap Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 92.6%		
CONSUMER DISCRETIONARY 10.3%		
Diversified Consumer Services 1.1%		
Graham Holdings	48,300	28,958
Strayer Education (1)	1,520,964	122,422
		151,380
Leisure Products 1.2%		
Mattel	5,267,900	134,911
Sankyo-Gunma (JPY)	597,200	20,003
		154,914
Media 5.6%		
News Corp, Class A	16,198,161	210,576
Scholastic	1,009,420	42,971
Tribune Media, Class A (1)	4,966,000	185,083
Viacom, Class B	7,077,500	329,953
		768,583
Specialty Retail 1.4%		
Chico's	4,988,300	70,834
Gap	780,000	18,946
Tiffany	1,107,100	105,507
		195,287
Textiles, Apparel & Luxury Goods 1.0%		
Ralph Lauren	1,576,500	128,674
		128,674
Total Consumer Discretionary		1,398,838

CONSUMER STAPLES 9.2%		
Beverages 1.1%		
Carlsberg, Series B (DKK)	1,618,777	149,482
		149,482
Food & Staples Retailing 0.6%		
Sysco	1,620,900	84,157
		84,157
Food Products 6.0%		
Archer-Daniels-Midland	2,985,900	137,471
Bunge Limited	3,615,800	286,588
Flowers Foods	6,490,400	125,979
Hershey Foods	346,500	37,855
McCormick	633,700	61,817
Mead Johnson Nutrition	1,744,600	155,409
Tootsie Roll Industries	153,215	5,723
		810,842
Personal Products 1.5%		
Coty, Class A	4,841,400	87,775
Edgewell Personal Care (2)	1,656,861	121,183
		208,958
Total Consumer Staples		1,253,439
ENERGY 9.2%		
Energy Equipment & Services 0.5%		
SEACOR Holdings (1)(2)	977,197	67,612
		67,612
Oil, Gas & Consumable Fuels 8.7%		
Apache	3,993,800	205,241
Arch Coal, Class A (2)	1,075,505	74,145

Cameco	8,553,700	94,689
Canadian Natural Resources	539,139	17,678
CONSOL Energy (2)	5,914,100	99,239
EQT	3,262,900	199,363
Hess	4,814,700	232,117
Murphy Oil	8,397,400	240,082
Southwestern Energy (2)	2,512,300	20,526
		1,183,080
Total Energy		1,250,692
FINANCIALS 21.8%		
Banks 4.4%		
Fifth Third Bancorp	8,930,200	226,827
First Horizon National (1)	11,255,595	208,229
Popular	1,842,900	75,061
WestAmerica Bank (1)	1,488,507	83,103
		593,220
Capital Markets 3.1%		
Lazard, Class A	2,550,503	117,298
LPL Financial Holdings	936,600	37,305
Northern Trust	2,950,740	255,475
Waddell & Reed Financial, Class A	894,090	15,199
		425,277
Consumer Finance 2.7%		
Ally Financial	5,991,990	121,818
Synchrony Financial	7,315,893	250,935
		372,753
Diversified Financial Services 3.5%		
Groupe Bruxelles Lambert (EUR)	305,522	27,727
Leucadia National	11,601,687	301,644
Pargesa Holding (CHF)	747,114	52,806

Voya Financial	2,628,400	99,774
		481,951
Insurance 7.5%		
Brown & Brown	2,454,000	102,381
CNA Financial	3,527,800	155,823
First American Financial	960,424	37,726
FNF	1,330,724	51,818
Kemper	1,883,213	75,140
Loews	4,230,793	197,874
Marsh & McLennan	1,870,000	138,174
Progressive	3,284,500	128,687
White Mountains Insurance Group	152,155	133,878
		1,021,501
Thrifts & Mortgage Finance 0.6%		
Capitol Federal Financial	5,609,985	82,074
		82,074
Total Financials		2,976,776
HEALTH CARE 9.8%		
Biotechnology 2.2%		
Alkermes (2)	3,651,527	213,614
Seattle Genetics (2)	1,451,730	91,256
		304,870
Health Care Equipment & Supplies 5.0%		
Baxter International	4,063,400	210,728
Haemonetics (1)(2)	1,298,600	52,684
Halyard Health (2)	1,003,568	38,226
Hologic (2)	6,597,533	280,725
Zimmer Biomet Holdings	841,500	102,756
		685,119

Professional Services 0.2%		
ManpowerGroup	290,680	29,815
		29,815
Total Industrials & Business Services		1,082,623
INFORMATION TECHNOLOGY 2.2%		
Communications Equipment 0.1%		
ADTRAN	776,125	16,105
		16,105
Electronic Equipment, Instruments & Components 0.5%		
AVX	4,431,809	72,593
		72,593
Semiconductor & Semiconductor Equipment 1.6%		
Applied Materials	1,797,000	69,903
Marvell Technology Group	9,446,403	144,152
		214,055
Total Information Technology		302,753
MATERIALS 6.5%		
Chemicals 0.6%		
FMC	1,234,200	85,888
		85,888
Construction Materials 1.4%		
Vulcan Materials	1,529,000	184,214
		184,214
Containers & Packaging 0.5%		
Westrock	1,371,242	71,345
		71,345

Metals & Mining 3.6%		
Franco-Nevada (CAD)	2,694,300	176,507
Newmont Mining	7,186,700	236,874
Nucor	1,319,700	78,812
		492,193
Paper & Forest Products 0.4%		
Louisiana Pacific (2)	2,234,600	55,463
		55,463
Total Materials		889,103
REAL ESTATE 6.9%		
Equity Real Estate Investment Trusts 5.6%		
Equity Commonwealth, REIT (2)	3,984,321	124,390
Equity Residential, REIT	1,739,600	108,238
Macerich Company, REIT	1,648,592	106,169
Rayonier, REIT (1)	8,467,700	239,975
Taubman Centers, REIT	1,289,425	85,128
Weyerhaeuser, REIT	2,983,800	101,390
		765,290
Real Estate Management & Development 1.3%		
Realogy Holdings	4,938,500	147,118
St. Joe (2)	1,659,937	28,302
		175,420
Total Real Estate		940,710
TELECOMMUNICATION SERVICES 0.3%		
Wireless Telecommunication Services 0.3%		
Telephone & Data Systems	1,406,983	37,299
Total Telecommunication Services		37,299

UTILITIES 4.4%		
Electric Utilities 2.8%		
Entergy	557,825	42,372
FirstEnergy	10,496,190	333,989
		376,361
Independent Power & Renewable Electricity Producers 1.6%		
NRG Energy	12,072,545	225,757
		225,757
Total Utilities		602,118
Total Miscellaneous Common Stocks 4.1% (3)		557,073
Total Common Stocks (Cost $9,800,182)		12,633,920
SHORT-TERM INVESTMENTS 7.7%		
Money Market Funds 7.7%		
T. Rowe Price Government Reserve Fund, 0.66% (1)(4)	1,055,608,518	1,055,609
Total Short-Term Investments (Cost $1,055,609)		1,055,609
Total Investments in Securities		
100.3% of Net Assets (Cost $10,855,791)		**$ 13,689,529**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Affiliated Company
(2) Non-income producing
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Seven-day yield
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $10,855,791,000. Net unrealized gain aggregated $2,833,698,000 at period-end, of which $3,060,773,000 related to appreciated investments and $227,075,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017